Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the years ended December 31, 2022, 2023 and 2024, the related parties of the Company are as follows:

Name of parties	Relationship
Ms. Norma Ka Yin Chu	Founder, Chairman of the board
Ms. Katherine Shuk Kwan Lui	Ex-Chief Financial Officer
Mr. Samuel Derk Shuen Lim	Spouse of the Founder, shareholder of Voodoo
Mr. Chu Siu Wo	Founder’s Parent

During the years ended December 31, 2023 and 2024, the Company entered into the following related party transactions with related parties.

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Financing activities:
Loans borrowed from Ms. Katherine Shuk Kwan Lui	679,460	206,512	-
Loans borrowed from Mr. Samuel Derk Shuen Lim	8,951,618	-	-
Loans borrowed from Ms. Norma Ka Yin Chu	3,369,211	3,760,738	17,092,525
Loans borrowed from Mr. Siu Wo Chu	-	-	2,109,400
Repayment of Loans to Mr. Samuel Derk Shuen Lim	1,282,500	718,665	-
Repayment of Loans to Ms. Katherine Shuk Kwan Lui	500,000	383,805	-
Repayment of Loans to Ms. Norma Ka Yin Chu	314,294	6,894,116	506,736
Repayment of Loans to Mr. Siu Wo Chu	-	-	1,149,250
Loan interests payable to Ms. Katherine Shuk Kwan Lui	2,765	2,636	-
Loan interests payable to Ms. Norma Ka Yin Chu	121,023	240,075	-
Loan interests payable to Mr. Samuel Derk Shuen Lim	284,323	297,021	-
Loan interests to Ms. Katherine Shuk Kwan Lui	2,334	3,073	-
Loan interests to Mr. Samuel Derk Shuen Lim	-	-	300,166
Reimbursement payable to Ms. Norma Ka Yin Chu	-	789,935	-

The outstanding balances mainly arising from the above transactions as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due to Mr. Samuel Derk Shuen Lim	14,231,755	-
Amounts due to Ms. Norma Ka Yin Chu	3,373,939	165,531
Amounts due to Mr. Siu Wo Chu	-	325,557

Amounts due to related parties	17,605,694	491,088